WARRANTS (Narrative) (Details)	1 Months Ended	12 Months Ended
	Feb. 25, 2025 CAD ($) Share $ / shares	Dec. 31, 2025 CAD ($) Share $ / shares	Dec. 31, 2024 CAD ($)
Warrants and stock options [line items]
Number of warrants exercised | Share	1,500,000	1,500,000
Exercise price | $ / shares	$ 0.85	$ 0.85
Gross proceeds from exercise of warrants	$ 1,275,000	$ 1,275,000	$ 0
Warrant fair value reclassified to share capital	$ 351,000